Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000005027 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	15.67%	11.65%	13.27%
C000005026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Shares
Average Annual Return, Percent	15.97%	11.93%	13.56%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.87%	14.42%	14.81%